LONG-TERM DEBT, NET (2016 Studio City Credit Facilities) - Additional Information (Detail) $ in Thousands		12 Months Ended
	Nov. 30, 2016 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 HKD ($)	Nov. 30, 2016 HKD ($)	Jan. 28, 2013 USD ($)	Jan. 28, 2013 HKD ($)
Long-Term Debt [Line Items]
Total outstanding borrowings		$ 6,599,949	$ 5,700,168
Amount available for future drawdown		1,580,812
Studio City Project Facility [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity							$ 1,395,357	$ 10,855,880,000
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 30,077					$ 234,000,000
Net assets restricted from distribution		$ 900,000
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member] | Extended Maturity [Member]
Long-Term Debt [Line Items]
Maturity date		Jan. 15, 2028
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	4.00%
2016 Studio City Credit Facilities [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 129					1,000,000
Total outstanding borrowings		$ 128			$ 1,000,000
Term loan facility, cash collateral	130					1,012,500
2016 Studio City Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 29,948					$ 233,000,000
Total outstanding borrowings					0
Amount available for future drawdown		29,878			$ 233,000,000
Loan commitment fees recognized		$ 419	$ 421	$ 416